Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements of Income [Abstract]
Sales	$ 7,153	$ 6,841	$ 7,536
Cost of sales	4,967	4,585	4,865
Gross profit	2,186	2,256	2,671
Selling, transport and marketing expenses	1,114	1,114	1,093
General and administrative expenses	299	259	260
Research and development expenses	70	69	71
Other expenses	161	60	128
Other income	(38)	(21)	(22)
Operating income	580	775	1,141
Finance expenses	298	181	259
Finance income	(159)	(41)	(91)
Finance expenses, net	139	140	168
Share in earnings of equity-accounted investees	0	1	1
Income before taxes on income	441	636	974
Taxes on income	161	172	287
Net income	280	464	687
Net income attributable to non-controlling interests	54	57	40
Net income attributable to shareholders of the Company	$ 226	$ 407	$ 647
Earnings per share attributable to shareholders of the Company:
Basic earnings per share (in dollars)	$ 0.18	$ 0.32	$ 0.5
Diluted earnings per share (in dollars)	$ 0.18	$ 0.32	$ 0.5
Weighted-average number of ordinary shares outstanding:
Basic (in thousands)	1,290,580	1,289,968	1,289,361
Diluted (in thousands)	1,291,395	1,290,039	1,290,668